Northern Lights Fund Trust III

Rogé Partners Fund

Incorporated herein by reference is the definitive version of the supplement for the Rogé Partners Fund filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on November 12, 2015, (SEC Accession No. 0001580642-15-005170).